Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4. Accounts receivable, net

Accounts receivable, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Accounts receivable- third parties	$3,842,981	$3,785,022
Accounts receivable- related parties	—	7,207
Less: allowance for credit losses	(2,861)	(3,015)
Accounts receivable, net	$3,840,120	$3,789,214

For the years ended December 31, 2024 and 2023, the Company recorded allowance for credit losses of third parties for $2,861 and $3,015, respectively.

The Company subsequently collected outstanding an accounts receivable balance of $3,654,428 for the year ended December 31, 2024 as of the date of this report.

Changes of allowance for credit losses are as follows:

	For the year ended December 31,
	2024	2023	2022
Beginning balance	$3,015	$22,945	$6,970
Additional reserve through credit loss expense	—	—	15,975
Bad debt reversal	(154)	(19,930)	—
Ending balance	$2,861	$3,015	$22,945